Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Customer contracts	$ 658,224	$ 677,767
Customer relationship	896,572
Software	63,884
Less: accumulated amortization	(474,101)	(249,998)
Intangible assets, net	$ 1,144,579	$ 427,769